Exhibit 99.1

NISSAN AUTO RECEIVABLES 2014-B

Collection Period	30-Sep-17	30/360 Days	30	Collection Period Start	1-Sep-17
Distribution Date	16-Oct-17	Actual/360 Days	31	Collection Period End	30-Sep-17
				Prior Month Settlement Date	15-Sep-17
				Current Month Settlement Date	16-Oct-17

	Coupon Rate	Initial Balance	Beginning Balance	Ending Balance	Pool Factor
Total Portfolio		913,955,005.43	209,198,115.74	197,035,133.21	0.222534
Yield Supplement Overcollaterization		28,538,338.78	2,900,418.35	2,619,149.96
Total Adjusted Portfolio		885,416,666.65	206,297,697.39	194,415,983.25
Total Adjusted Securities		885,416,666.65	206,297,697.39	194,415,983.25	0.219576
Class A-1 Notes	0.23000%	179,000,000.00	0.00	0.00	0.000000
Class A-2 Notes	0.60000%	243,000,000.00	0.00	0.00	0.000000
Class A-3 Notes	1.11000%	343,000,000.00	85,881,030.74	73,999,316.60	0.215741
Class A-4 Notes	1.66000%	85,000,000.00	85,000,000.00	85,000,000.00	1.000000
Certificates	0.00000%	35,416,666.65	35,416,666.65	35,416,666.65	1.000000

	Principal Payment	Interest Payment	Principal per $1000 Face Amount	Interest per $1000 Face Amount
Class A-1 Notes	0.00	0.00	—	—
Class A-2 Notes	0.00	0.00	—	—
Class A-3 Notes	11,881,714.14	79,439.95	34.6405660	0.2316034
Class A-4 Notes	0.00	117,583.33	—	1.3833333
Certificates	0.00	0.00	—	—

Total Securities	11,881,714.14	197,023.28

NISSAN AUTO RECEIVABLES 2014-B

I. COLLECTIONS

Interest:
Interest Collections	491,079.61
Repurchased Loan Proceeds Related to Interest	0.00

Total Interest Collections	491,079.61
Principal:
Principal Collections	12,082,681.25
Repurchased Loan Proceeds Related to Principal	0.00

Total Principal Collections	12,082,681.25
Recoveries of Defaulted Receivables	186,012.85
Servicer Advances	0.00

Total Collections	12,759,773.71

NISSAN AUTO RECEIVABLES 2014-B

II. COLLATERAL POOL BALANCE DATA
	Number	Amount
Adjusted Pool Balance—Beginning of Period	23,935	206,297,697.39
Total Principal Payment		11,881,714.14

	23,479	194,415,983.25
III. DISTRIBUTIONS

Total Collections		12,759,773.71
Reserve Account Draw		0.00
Total Available for Distribution		12,759,773.71
1. Reimbursement of Advance		0.00
2. Servicing Fee:
Servicing Fee Due		174,331.76
Servicing Fee Paid		174,331.76
Servicing Fee Shortfall		0.00

NISSAN AUTO RECEIVABLES 2014-B

3. Interest:
Class A-1 Notes Monthly Interest
Class A-1 Notes Interest Carryover Shortfall	0.00
Class A-1 Notes Interest on Interest Carryover Shortfall	0.00
Class A-1 Notes Monthly Interest Distributable Amount	0.00
Class A-1 Notes Monthly Interest Paid	0.00
Change in Class A-1 Notes Interest Carryover Shortfall	0.00
Class A-2 Notes Monthly Interest
Class A-2 Notes Interest Carryover Shortfall	0.00
Class A-2 Notes Interest on Interest Carryover Shortfall	0.00
Class A-2 Notes Monthly Interest Distributable Amount	0.00
Class A-2 Notes Monthly Interest Paid	0.00
Change in Class A-2 Notes Interest Carryover Shortfall	0.00
Class A-3 Notes Monthly Interest
Class A-3 Notes Interest Carryover Shortfall	0.00
Class A-3 Notes Interest on Interest Carryover Shortfall	0.00
Class A-3 Notes Monthly Interest Distributable Amount	79,439.95
Class A-3 Notes Monthly Interest Paid	79,439.95
Change in Class A-3 Notes Interest Carryover Shortfall	0.00

NISSAN AUTO RECEIVABLES 2014-B

Class A-4 Notes Monthly Interest
Class A-4 Notes Interest Carryover Shortfall	0.00
Class A-4 Notes Interest on Interest Carryover Shortfall	0.00
Class A-4 Notes Monthly Interest Distributable Amount	117,583.33
Class A-4 Notes Monthly Interest Paid	117,583.33
Change in Class A-4 Notes Interest Carryover Shortfall	0.00
Total Note Monthly Interest
Total Note Monthly Interest Due	197,023.28
Total Note Monthly Interest Paid	197,023.28
Total Note Interest Carryover Shortfall	0.00
Change in Total Note Interest Carryover Shortfall	0.00
Total Available for Principal Distribution	12,388,418.67
4. Total Monthly Principal Paid on the Notes	11,881,714.14
Total Noteholders’ Principal Carryover Shortfall	0.00
Total Noteholders’ Principal Distributable Amount	11,881,714.14
Change in Total Noteholders’ Principal Carryover Shortfall	0.00

NISSAN AUTO RECEIVABLES 2014-B

5. Total Monthly Principal Paid on the Certificates	0.00
Total Certificateholders’ Principal Carryover Shortfall	0.00
Total Certificateholders’ Principal Distributable Amount	0.00
Change in Total Certificateholders’ Principal Carryover Shortfall	0.00
Remaining Available Collections	506,704.53
Deposit from Remaining Available Collections to fund Reserve Account	0.00
Remaining Available Collections Released to Seller	506,704.53
V. RESERVE ACCOUNT

Initial Reserve Account Amount	2,213,541.67
Required Reserve Account Amount	2,213,541.67
Beginning Reserve Account Balance	2,213,541.67
Deposit of Remaining Available Collections	0.00
Ending Reserve Account Balance	2,213,541.67
Required Reserve Account Amount for Next Period	2,213,541.67

NISSAN AUTO RECEIVABLES 2014-B

VI. POOL STATISTICS

Weighted Average Coupon			2.87%
Weighted Average Remaining Maturity			24.01

		Amount	Number
Principal on Defaulted Receivables		80,301.28	7
Principal Recoveries of Defaulted Receivables		186,012.85

Monthly Net Losses		(105,711.57)
Pool Balance at Beginning of Collection Period		209,198,115.74
Net Loss Ratio for Third Preceding Collection Period		0.09%
Net Loss Ratio for Second Preceding Collection Period		0.80%
Net Loss Ratio for Preceding Collection Period		0.64%
Net Loss Ratio for Current Collection Period		-0.61%
Four-Month Average Net Loss Ratio		0.23%
Cumulative Net Losses for all Periods		4,697,835.73

	Amount	Number	% of Receivables (EOP Balance)
Delinquent Receivables:
31-60 Days Delinquent	2,070,892.65	179	1.05%
61-90 Days Delinquent	441,431.21	36	0.22%
91-120 Days Delinquent	168,391.72	14	0.09%
More than 120 Days	13,461.69	1	0.01%

Total 31+ Days Delinquent Receivables:	2,694,177.27	230	1.37%

NISSAN AUTO RECEIVABLES 2014-B

61+ Days Delinquencies as Percentage of Receivables (EOP):
Delinquency Ratio for Third Preceding Collection Period	0.28%	0.24%
Delinquency Ratio for Second Preceding Collection Period	0.28%	0.22%
Delinquency Ratio for Preceding Collection Period	0.27%	0.20%
Delinquency Ratio for Current Collection Period	0.32%	0.22%
Four-Month Average Delinquency Ratio	0.29%	0.22%

NISSAN AUTO RECEIVABLES 2014-B

VII. STATEMENTS TO NOTEHOLDERS

1. The amount of the currency Swap Payments and the currency Swap Termination Payments, if any, due to the currency Swap Counterparty under the currency Swap Agreement.	NO

2. Has there been a material change in practices with respect to charge-offs, collection and management of delinquent Receivables, and the effect of any grace period, re-aging, re-structuring, partial payments or other practices on delinquency and loss experience?

NO

3. Have there been any material modifications, extensions or waivers to Receivables terms, fees, penalties or payments during the Collection Period?	NO

4. Have there been any material breaches of representations, warranties or covenants contained in the Receivables?	NO

5. Has there been an issuance of notes or other securities backed by the Receivables?	NO

6. Has there been a material change in the underwriting, origination or acquisition of Receivables?	NO